Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2020	Mar. 31, 2019
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 1,636,880
Available-for-sale debt securities, Fair value	1,631,185	¥ 1,264,244
Held-to-maturity securities, Amortized cost	113,805	114,061
Held-to-maturity securities, Fair value	143,189
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	113,805	114,061
Held-to-maturity securities, Gross unrealized gains	29,384	30,265
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	143,189	144,326
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	640,197	416,218
Available-for-sale debt securities, Gross unrealized gains	21,063	20,133
Available-for-sale debt securities, Gross unrealized losses	(7,315)	(5,500)
Available-for-sale debt securities, Fair value	653,945	430,851
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	251,738	189,792
Available-for-sale debt securities, Gross unrealized gains	2,031	3,749
Available-for-sale debt securities, Gross unrealized losses	(3,414)	(236)
Available-for-sale debt securities, Fair value	250,355	193,305
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	595,625	485,156
Available-for-sale debt securities, Gross unrealized gains	8,727	5,205
Available-for-sale debt securities, Gross unrealized losses	(7,875)	(2,364)
Available-for-sale debt securities, Fair value	596,477	487,997
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	56,957	59,954
Available-for-sale debt securities, Gross unrealized gains	929	2,566
Available-for-sale debt securities, Gross unrealized losses	(9,214)	(1,041)
Available-for-sale debt securities, Fair value	48,672	61,479
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	92,363	88,620
Available-for-sale debt securities, Gross unrealized gains	3,267	3,381
Available-for-sale debt securities, Gross unrealized losses	(13,894)	(1,389)
Available-for-sale debt securities, Fair value	81,736	90,612
Equity securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,636,880	1,239,740
Available-for-sale debt securities, Gross unrealized gains	36,017	35,034
Available-for-sale debt securities, Gross unrealized losses	(41,712)	(10,530)
Available-for-sale debt securities, Fair value	1,631,185	1,264,244
Held-to-maturity securities, Amortized cost	1,750,685	1,353,801
Held-to-maturity securities, Gross unrealized gains	65,401	65,299
Held-to-maturity securities, Gross unrealized losses	(41,712)	(10,530)
Held-to-maturity securities, Fair value	¥ 1,774,374	¥ 1,408,570